Accounts Payable and Accrued Liabilities (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2020	Aug. 31, 2020
Payables and Accruals [Abstract]
Schedule of accounts payable and accrued liabilities
	November 30	August 31
	2020	2020
	$	$
Accounts Payable
Trades payable	12,659	45,080
Accrued Liabilities
Corporate tax payable	1,785	3,834
Trades payable	68,651	38,006
Balance – ending	83,095	86,920

	August 31 2020 $	August 31 2019 $
Accounts Payable
Trades payable	45,080	31,463
Sales tax payable	—	63,616
Accrued Liabilities
Corporate tax payable	3,834	—
Trades payable	38,006	41,332
Total	86,920	136,411